Reportable Segments - Schedule of Segment Reporting, Information On Revenues and Long-lived Assets (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 6,736	$ 34,980	$ 28,353	$ 8,350
Successor [Member]
Revenue from operations, Total		348,590
Long-lived asset, Total		328,727
Net income		34,980
Income taxes		(9,431)
Interest expense, net		14,383
Depreciation and amortization		43,457
Total EBITDA		102,251
Successor [Member] | Production Services [Member]
Revenue from operations, Total		215,791
Long-lived asset, Total		219,278
Total EBITDA		77,482
Successor [Member] | Drilling and Evaluation Services [Member]
Revenue from operations, Total		132,799
Long-lived asset, Total		98,163
Total EBITDA		32,782
Successor [Member] | Unallocated Costs [Member]
Total EBITDA		(8,013)
Successor [Member] | Unallocable Assets [Member]
Long-lived asset, Total		$ 11,286
Predecessor [Member]
Long-lived asset, Total			264,269
Predecessor [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	137,027		271,324	224,115
Long-lived asset, Total			264,269
Net income	6,736		28,353	8,350
Income taxes	(2,342)		(4,586)	(2,648)
Interest expense, net	4,090		6,720	5,677
Depreciation and amortization	17,284		38,408	55,758
Total EBITDA	30,452		78,067	72,433
Predecessor [Member] | Production Services [Member]
Long-lived asset, Total			180,289
Predecessor [Member] | Production Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	112,295		228,763	190,990
Total EBITDA	36,836		81,780	72,138
Predecessor [Member] | Drilling and Evaluation Services [Member]
Long-lived asset, Total			58,923
Predecessor [Member] | Drilling and Evaluation Services [Member] | NPS Holdings Limited [Member]
Revenue from operations, Total	24,732		42,561	33,125
Total EBITDA	3,267		4,952	7,245
Predecessor [Member] | Unallocated Costs [Member] | NPS Holdings Limited [Member]
Total EBITDA	$ (9,651)		(8,665)	$ (6,950)
Predecessor [Member] | Unallocable Assets [Member]
Long-lived asset, Total			$ 25,057